Expense Example, No Redemption - Commodity Return Strategy Portfolio	Apr. 16, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	336
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	1,293
Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	449
Expense Example, No Redemption, 10 Years	$ 1,001